Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Preferred Stock Par Value	$ 0	$ 0
Preferred Stock Authorized	20,000,000	20,000,000
Preferred Stock Issued	0	0
Preferred Stock Outstanding	0	0
Common Stock Par Value	$ 0	$ 0
Common Stock Authorized	500,000,000	500,000,000
Common Stock Issued	37,351,243	35,750,000
Common Stock Outstanding	37,351,243	35,750,000
Convertible Debt, Currrent, Debt Discount	$ 713,319	$ 970,150
Convertible Debt, Current, Related Party, Debt Discount	17,305	23,001
Convertible Debt, Long Term, Debt Discount	$ 1,308,213	$ 1,582,087